Share capital	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Share capital
12.	Share capital:

(a)	Common shares:

In addition to Class A common shares, the Company has 25,000,000 Class B common shares and 100 Class C common shares authorized. For each of these classes of common shares, there are nil shares issued and outstanding at December 31, 2014 (2013—nil).

The Company has a dividend reinvestment program (“DRIP”) that allows interested shareholders to reinvest all or a portion of cash dividends received on the Company’s common shares. If new common shares are issued by the Company, the reinvestment price is equal to the average price of the Company’s common shares for the five days immediately prior to the reinvestment, less a discount. The discount rate is set by the Board of Directors and is currently 3%. If common shares are purchased in the open market, the reinvestment price is equal to the average price per share paid.

On May 22, 2014, the Company announced that it had entered into an equity distribution agreement with sales agents under which the Company may, from time to time, issue Class A common shares in one or more at-the-market (“ATM”) offerings up to an aggregate of $75,000,000 in gross sales proceeds. Sales of such Class A common shares will be made by means of ordinary brokers’ transactions on the New York Stock Exchange at market prices, in block transactions, or as otherwise agreed between the Company and the sales agents. During the year ended December 31, 2014, the Company issued 206,600 Class A common shares under the ATM program for gross proceeds of $4,733,000.

On November 25, 2013, the Company issued 3,500,000 Class A common shares at a price of $22.00 per share for gross proceeds of approximately $77,000,000.

On February 26, 2012, the Company adopted an open market share repurchase plan of up to $50,000,000 of its Class A common shares. During the year ended December 31, 2012, 148,101 Class A common shares were repurchased via the open market repurchase plan for $2,203,000.

On January 19, 2012, the Company accepted the re-purchase of 11,300,000 Class A common shares at a price of $15.00 per share, for an aggregate cost of $170,609,000 including fees and expenses of $1,110,000 relating to the tender offer.

(b)	Preferred shares:

On January 28, 2014, the Company held a special meeting of shareholders and approved an increase to the number of the Company’s authorized shares of preferred stock from 65,000,000 to 150,000,000 with a corresponding increase in the number of authorized shares of capital stock from 290,000,100 to 375,000,100.

As at December 31, 2014, the Company had the following preferred shares outstanding:

			Liquidation preference
	Shares		December 31, 2014	December 31, 2013
Series	Authorized	Issued
A	315,000	—	$—	$344,262
B	260,000	—	—	—
C	40,000,000	13,665,531	341,638	341,638
D	20,000,000	5,105,000	127,625	127,625
E	15,000,000	5,400,000	135,000	—
R	1,000,000	—	—	—

(i)	Series A preferred shares:

On January 30, 2014, the Company’s outstanding 200,000 Series A preferred shares automatically converted into a total of 23,177,175 Class A common shares.

(ii)	Series C preferred shares:

The Series C preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 9.5% per annum from their date of issuance. At any time on or after January 30, 2016, the Series C preferred shares may be redeemed, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company fails to comply with certain covenants, default on any of its credit facilities, fails to pay dividends or if the Series C preferred shares are not redeemed at the option of the Company, in whole by January 30, 2017, the dividend rate payable on the Series C preferred shares increases quarterly, subject to an aggregate maximum rate per annum of 25% prior to January 30, 2016 and 30% thereafter, to a rate that is 1.25 times the dividend rate payable on the Series C preferred shares. The Series C preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

In September 2013, the Company repurchased 320,000 of its 9.5% Series C Preferred Shares at $26.50 per share for a total of approximately $8,560,000. On September 11, 2013, the Company authorized the repurchase of up to $25,000,000 of its 9.5% Series C preferred shares. The share repurchase authorization expired in July 2014. During the year ended December 31, 2014, nil Series C preferred shares (2013—14,469) were repurchased for a total of approximately nil (2013—$390,000) via the open market repurchase plan.

(iv)	Series D preferred shares:

On December 13, 2012, the Company issued 3,105,000 Series D preferred shares for gross proceeds of $77,625,000. On November 8, 2013, the Company issued an additional 2,000,000 Series D preferred shares for gross proceeds of $50,000,000. The Series D preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 7.95% per annum from their date of issuance. At any time on or after January 30, 2018, the Series D preferred shares may be redeemed by the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. The Series D preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

(v)	Series E preferred shares:

On February 13, 2014, the Company issued 5,400,000 Series E preferred shares for gross proceeds of $135,000,000. The Series E preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8.25% per annum from their date of issuance. At any time on or after February 13, 2019, the Series E preferred shares may be redeemed by the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. The Series E preferred shares are not convertible into common shares and are not redeemable at the option of the holder.